Customer Concentrations (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Customer Concentrations 1		28.00%
Customer Concentrations 2		37.00%
Customer Concentrations 3		$ 2,755
Customer Concentrations 4		$ 15,462
Customer Concentrations 5		12.00%
Customer Concentrations 6		$ 3,821
Customer Concentrations 1	38.00%
Customer Concentrations 2	47.00%
Customer Concentrations 3	34.00%
Customer Concentrations 4	36.00%
Customer Concentrations 5	$ 125,931
Customer Concentrations 6	$ 2,755